Reinsurance and Indemnification - Retention limits by period of policy issuance (Details) - Allstate Financial - USD ($) $ in Millions	1 Months Ended	45 Months Ended		48 Months Ended	106 Months Ended
	Aug. 31, 1998	Dec. 31, 2018	Mar. 31, 2011	Mar. 31, 2015	Jun. 30, 2007
Reinsurance Retention Policy [Line Items]
Retention level per claim	$ 1		$ 5		$ 2
Retention level for contracts issued to individuals age 70 and over			3
Retention level for certain large contracts meeting specific criteria			$ 10		$ 5
Single life
Reinsurance Retention Policy [Line Items]
Retention level per claim		$ 2		$ 5
Retention level for contracts issued to individuals age 70 and over				3
Retention level for certain large contracts meeting specific criteria				10
Joint life
Reinsurance Retention Policy [Line Items]
Retention level per claim				8
Retention level for certain large contracts meeting specific criteria				$ 10